TRADE PAYABLES AND OTHER - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other payables [abstract]
Revenue recognized related to contract liabilities	€ 11	€ 27
Deferred revenue related to contract liabilities	€ 27	€ 41